Revenue (Tables)	12 Months Ended
Mar. 31, 2019
Text block [abstract]
Summary of Components of Revenue

The components of revenue for the years ended March 31, 2017 and 2018 were as follows:

	(Millions of yen)

	For the year ended March 31
	2017	2018
Sales of goods	685,563	787,625
Rendering of services	66,000	69,907

Total	751,563	857,532

Summary of Revenue Disaggregated Geographically Based on Customer Locations

For the year ended March 31, 2019

	(Millions of yen)

	Electronic components	Automotive infotainment	Logistics	Other	Total
Revenue arising from Contracts with Customers
China	97,904	60,238	9,729	26	167,897
Japan	58,848	36,636	51,409	10,886	157,779
United States	60,980	74,112	933	213	136,238
Germany	24,159	56,709	—	—	80,868
Other	226,608	75,499	4,985	196	307,288

Total	468,499	303,194	67,056	11,321	850,070

Revenue arising from other sources*[1]	—	—	—	405	405

Total	468,499	303,194	67,056	11,726	850,475

Goods transferred at a point in time	468,499	302,901	6,572	7,128	785,100
Services transferred over time	—	293	60,484	4,193	64,970

Total*[2]	468,499	303,194	67,056	11,321	850,070

*1	Revenue arising from other sources primarily includes lease revenues recognized under IAS 17.
*2	Differences between segment revenue disclosed above and those disclosed in Note 4(1) “Reportable segments” represent IFRS adjustments.

Summary of Ending Balance of Receivables and Liabilities From Contract With Customers

The ending balance of receivables and liabilities from contract with customers were as follows:

	(Millions of yen)

	As of
	April 1, 2018	March 31, 2019
Receivables from contracts with customers	159,868	155,283
Contract liabilities	7,710	7,334

Summary of Transaction Price Allocated to Remaining Performance Obligations

The breakdown of transaction price allocated to the remaining performance obligations was as follows:

(Millions of yen)

For the year ended March 31, 2019
Within 1 year	2,204
Over 1 year	2,315

Total	4,519